Intangible assets and goodwill (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Intangible assets and goodwill
Balance at the beginning	$ 868,543
Balance at the end	880,678	$ 868,543
Intellectual property
Intangible assets and goodwill
Balance at the beginning	668,966
Balance at the end	591,832	668,966
Software
Intangible assets and goodwill
Balance at the beginning	51,235
Balance at the end	41,609	51,235
Patents
Intangible assets and goodwill
Balance at the beginning	62,039
Balance at the end	191,277	62,039
Trade name
Intangible assets and goodwill
Balance at the beginning	47,596
Balance at the end	32,548	47,596
Backlog
Intangible assets and goodwill
Balance at the beginning	29,679
Balance at the end	17,276	29,679
Website
Intangible assets and goodwill
Balance at the beginning	9,028
Balance at the end	6,136	9,028
Cost
Intangible assets and goodwill
Balance at the beginning	1,407,049	1,345,371
Additions	136,605	63,316
Currency translation	2,292	(1,638)
Balance at the end	1,545,946	1,407,049
Cost | Intellectual property
Intangible assets and goodwill
Balance at the beginning	1,035,070	1,035,070
Balance at the end	1,035,070	1,035,070
Cost | Software
Intangible assets and goodwill
Balance at the beginning	101,775	101,775
Balance at the end	101,775	101,775
Cost | Patents
Intangible assets and goodwill
Balance at the beginning	63,316	0
Additions	136,605	63,316
Balance at the end	199,921	63,316
Cost | Trade name
Intangible assets and goodwill
Balance at the beginning	103,489	104,351
Currency translation	1,217	(862)
Balance at the end	104,706	103,489
Cost | Backlog
Intangible assets and goodwill
Balance at the beginning	83,502	84,106
Currency translation	813	(604)
Balance at the end	84,333	83,502
Cost | Website
Intangible assets and goodwill
Balance at the beginning	19,897	20,069
Currency translation	244	(172)
Balance at the end	20,141	19,897
Accumulated depreciation
Intangible assets and goodwill
Balance at the beginning	(538,506)	(378,647)
Depreciation	126,762	159,859
Balance at the end	(665,268)	(538,506)
Accumulated depreciation | Intellectual property
Intangible assets and goodwill
Balance at the beginning	(366,104)	(262,597)
Depreciation	77,134	103,507
Balance at the end	(443,238)	(366,104)
Accumulated depreciation | Software
Intangible assets and goodwill
Balance at the beginning	(50,540)	(37,620)
Depreciation	9,626	12,920
Balance at the end	(60,166)	(50,540)
Accumulated depreciation | Patents
Intangible assets and goodwill
Balance at the beginning	(1,277)	0
Depreciation	7,367	1,277
Balance at the end	(8,644)	(1,277)
Accumulated depreciation | Trade name
Intangible assets and goodwill
Balance at the beginning	(55,893)	(34,865)
Depreciation	16,265	21,028
Balance at the end	(72,158)	(55,893)
Accumulated depreciation | Backlog
Intangible assets and goodwill
Balance at the beginning	(53,823)	(36,741)
Depreciation	13,234	17,082
Balance at the end	(67,057)	(53,823)
Accumulated depreciation | Website
Intangible assets and goodwill
Balance at the beginning	(10,869)	(6,824)
Depreciation	3,136	4,045
Balance at the end	$ (14,005)	$ (10,869)